Share-based Payment Arrangements (Details) - Summary of options to service providers were measured at the fair value of the service - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangements (Details) - Summary of options to service providers were measured at the fair value of the service [Line Items]
Dividend yield (%)
Bottom of range [Member]
Share-based Payment Arrangements (Details) - Summary of options to service providers were measured at the fair value of the service [Line Items]
Share Price - USD (in Dollars per share)	$ 0.38	$ 0.32	$ 0.746
Option price - USD (in Dollars per share)	$ 0.47	$ 0.346	$ 0.792
Expected volatility (%)	95.07%	95.68%	99.22%
Expected duration (years)	2 years	4 years	4 years 7 months 9 days
Risk free rate interest rate (%)	0.87%	0.298%	1.63%
Top of range [Member]
Share-based Payment Arrangements (Details) - Summary of options to service providers were measured at the fair value of the service [Line Items]
Share Price - USD (in Dollars per share)	$ 0.517	$ 0.898	$ 1.22
Option price - USD (in Dollars per share)	$ 0.492	$ 0.432	$ 6
Expected volatility (%)	96.10%	107.00%	113.78%
Expected duration (years)	5 years	7 years	7 years
Risk free rate interest rate (%)	1.166%	0.50%	1.95%